Inventories (Notes)	12 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES Inventories consisted of the following (in millions):

	September 30,
	2015	2014

Raw materials and supplies	$1,084	$1,129
Work-in-process	369	398
Finished goods	924	950
Inventories	$2,377	$2,477